Schedule of Investments (unaudited)	iShares® MSCI USA Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co. (The)(a)	3,974	$822,737
General Dynamics Corp.	4,887	990,839
HEICO Corp.	2,903	404,649
HEICO Corp., Class A	4,896	615,329
Howmet Aerospace Inc.	29,465	874,816
Huntington Ingalls Industries Inc.	4,692	951,209
L3Harris Technologies Inc.	4,352	1,003,310
Lockheed Martin Corp.	2,337	776,632
Northrop Grumman Corp.	2,501	893,407
Raytheon Technologies Corp.	10,503	933,297
Textron Inc.	14,496	1,070,530
TransDigm Group Inc.(a)	1,608	1,003,103
		10,339,858
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	10,046	974,362
Expeditors International of Washington Inc.	8,114	1,000,132
FedEx Corp.	2,978	701,408
United Parcel Service Inc., Class B	4,137	883,125
		3,559,027
Airlines — 0.2%
Delta Air Lines Inc.(a)	20,604	806,235
Southwest Airlines Co.(a)	15,368	726,599
		1,532,834
Auto Components — 0.6%
Aptiv PLC(a)	6,858	1,185,679
Autoliv Inc.	9,922	960,946
BorgWarner Inc.	19,324	870,933
Lear Corp.	5,420	931,427
		3,948,985
Automobiles — 0.6%
Ford Motor Co.(a)	77,788	1,328,619
General Motors Co.(a)	16,478	896,898
Tesla Inc.(a)	1,490	1,659,860
		3,885,377
Banks — 2.2%
Bank of America Corp.	20,417	975,524
Citigroup Inc.	11,633	804,538
Citizens Financial Group Inc.	19,246	911,876
Fifth Third Bancorp	22,446	977,074
First Republic Bank/CA	5,053	1,093,116
Huntington Bancshares Inc./OH	62,041	976,525
JPMorgan Chase & Co.	5,242	890,563
KeyCorp	41,426	963,983
M&T Bank Corp.	5,846	860,064
PNC Financial Services Group Inc. (The)	4,636	978,335
Regions Financial Corp.	41,672	986,793
SVB Financial Group(a)	1,666	1,195,188
Truist Financial Corp.	14,886	944,815
U.S. Bancorp	14,777	892,088
Wells Fargo & Co.	18,671	955,208
		14,405,690
Beverages — 1.0%
Boston Beer Co. Inc. (The), Class A, NVS(a)	892	439,292
Brown-Forman Corp., Class B, NVS	12,242	831,109
Coca-Cola Co. (The)	16,222	914,434
Constellation Brands Inc., Class A	4,025	872,660
Keurig Dr Pepper Inc.	26,178	944,764
Security	Shares	Value

Beverages (continued)
Molson Coors Beverage Co., Class B	17,227	$759,539
Monster Beverage Corp.(a)	10,326	877,710
PepsiCo Inc.	6,118	988,669
		6,628,177
Biotechnology — 2.5%
AbbVie Inc.	7,651	877,340
Alnylam Pharmaceuticals Inc.(a)	7,263	1,158,884
Amgen Inc.	3,591	743,229
Biogen Inc.(a)	3,380	901,378
BioMarin Pharmaceutical Inc.(a)	12,876	1,020,166
Exact Sciences Corp.(a)	10,429	993,049
Gilead Sciences Inc.	13,354	866,408
Horizon Therapeutics PLC(a)	10,432	1,250,901
Incyte Corp.(a)	11,928	798,937
Moderna Inc.(a)	5,807	2,004,635
Neurocrine Biosciences Inc.(a)	10,893	1,148,231
Novavax Inc.(a)(b)	7,209	1,072,916
Regeneron Pharmaceuticals Inc.(a)	1,788	1,144,213
Seagen Inc.(a)	6,538	1,152,846
Vertex Pharmaceuticals Inc.(a)	4,351	804,630
		15,937,763
Building Products — 1.4%
A O Smith Corp.	14,121	1,031,821
Allegion PLC	7,165	919,270
Carrier Global Corp.	21,584	1,127,332
Fortune Brands Home & Security Inc.	9,330	946,062
Johnson Controls International PLC	14,334	1,051,686
Lennox International Inc.	2,867	858,036
Masco Corp.	15,459	1,013,337
Owens Corning	9,456	883,285
Trane Technologies PLC	5,183	937,760
		8,768,589
Capital Markets — 4.7%
Ameriprise Financial Inc.	3,731	1,127,247
Apollo Global Management Inc.	17,359	1,335,775
Bank of New York Mellon Corp. (The)	18,170	1,075,664
BlackRock Inc.(c)	1,064	1,003,841
Blackstone Inc., NVS	10,673	1,477,357
Carlyle Group Inc. (The)	22,958	1,289,092
Cboe Global Markets Inc.	8,886	1,172,419
Charles Schwab Corp. (The)	12,392	1,016,516
CME Group Inc.	4,280	943,954
FactSet Research Systems Inc.	3,051	1,354,308
Franklin Resources Inc.	28,448	895,827
Goldman Sachs Group Inc. (The)	2,458	1,016,014
Intercontinental Exchange Inc.	8,308	1,150,326
Invesco Ltd.	35,975	914,125
KKR & Co. Inc.	17,324	1,380,203
MarketAxess Holdings Inc.	2,169	886,405
Moody's Corp.	2,826	1,142,128
Morgan Stanley	10,219	1,050,309
MSCI Inc.	2,093	1,391,594
Nasdaq Inc.	5,906	1,239,492
Northern Trust Corp.	8,031	988,134
Raymond James Financial Inc.	11,025	1,086,955
S&P Global Inc.	2,448	1,160,744
SEI Investments Co.	16,093	1,014,503
State Street Corp.	11,154	1,099,227
T Rowe Price Group Inc.	4,959	1,075,508

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Tradeweb Markets Inc., Class A	11,775	$1,049,152
		30,336,819
Chemicals — 2.5%
Air Products & Chemicals Inc.	3,095	927,912
Albemarle Corp.	6,226	1,559,426
Celanese Corp.	5,808	938,050
CF Industries Holdings Inc.	18,348	1,042,166
Corteva Inc.	20,704	893,378
Dow Inc.	13,259	742,106
DuPont de Nemours Inc.	11,086	771,586
Eastman Chemical Co.	7,573	787,819
Ecolab Inc.	4,200	933,324
FMC Corp.	8,353	760,207
International Flavors & Fragrances Inc.	6,691	986,588
Linde PLC	2,999	957,281
LyondellBasell Industries NV, Class A	8,248	765,579
Mosaic Co. (The)	26,833	1,115,448
PPG Industries Inc.	5,264	845,240
RPM International Inc.	10,336	901,299
Sherwin-Williams Co. (The)	3,255	1,030,566
		15,957,975
Commercial Services & Supplies — 1.0%
Cintas Corp.	2,711	1,174,134
Copart Inc.(a)	7,832	1,216,231
Republic Services Inc.	8,697	1,170,616
Rollins Inc.	27,228	959,243
Waste Connections Inc.	7,876	1,071,215
Waste Management Inc.	6,609	1,058,960
		6,650,399
Communications Equipment — 0.9%
Arista Networks Inc.(a)	2,973	1,218,008
Cisco Systems Inc.	16,777	939,009
F5 Networks Inc.(a)	5,553	1,172,516
Juniper Networks Inc.	38,274	1,129,849
Motorola Solutions Inc.	4,761	1,183,537
		5,642,919
Construction Materials — 0.3%
Martin Marietta Materials Inc.	2,581	1,013,920
Vulcan Materials Co.	5,017	953,832
		1,967,752
Consumer Finance — 0.7%
Ally Financial Inc.	18,069	862,614
American Express Co.	5,795	1,007,055
Capital One Financial Corp.	5,816	878,391
Discover Financial Services	8,094	917,212
Synchrony Financial	20,605	957,102
		4,622,374
Containers & Packaging — 1.1%
Amcor PLC	79,792	963,089
Avery Dennison Corp.	4,446	967,983
Ball Corp.	10,891	996,309
Crown Holdings Inc.	8,887	924,159
International Paper Co.	14,984	744,255
Packaging Corp. of America	6,418	881,641
Sealed Air Corp.	17,939	1,064,142
Westrock Co.	16,003	769,744
		7,311,322
Security	Shares	Value

Distributors — 0.5%
Genuine Parts Co.	7,408	$971,263
LKQ Corp.(a)	19,401	1,068,607
Pool Corp.	2,264	1,166,322
		3,206,192
Diversified Financial Services — 0.4%
Berkshire Hathaway Inc., Class B(a)	2,949	846,392
Equitable Holdings Inc.	29,284	981,014
Voya Financial Inc.	14,810	1,033,294
		2,860,700
Diversified Telecommunication Services — 0.5%
AT&T Inc.	28,293	714,681
Liberty Global PLC, Class A(a)	10,868	312,346
Liberty Global PLC, Class C, NVS(a)	24,228	698,736
Lumen Technologies Inc.	67,968	806,101
Verizon Communications Inc.	15,287	810,058
		3,341,922
Electric Utilities — 2.5%
Alliant Energy Corp.	17,603	995,802
American Electric Power Co. Inc.	11,085	939,010
Duke Energy Corp.	9,036	921,762
Edison International	16,855	1,060,685
Entergy Corp.	9,266	954,583
Evergy Inc.	16,011	1,020,701
Eversource Energy	11,454	972,445
Exelon Corp.	21,030	1,118,586
FirstEnergy Corp.	25,939	999,430
NextEra Energy Inc.	12,594	1,074,646
NRG Energy Inc.	29,765	1,187,326
PG&E Corp.(a)	90,007	1,044,081
Pinnacle West Capital Corp.	11,831	762,981
PPL Corp.	33,406	962,093
Southern Co. (The)	14,446	900,275
Xcel Energy Inc.	13,435	867,767
		15,782,173
Electrical Equipment — 1.5%
AMETEK Inc.	7,162	948,249
Eaton Corp. PLC	6,351	1,046,391
Emerson Electric Co.	9,828	953,414
Generac Holdings Inc.(a)	3,333	1,661,701
Plug Power Inc.(a)(b)	40,094	1,534,397
Rockwell Automation Inc.	3,619	1,155,909
Sensata Technologies Holding PLC(a)	17,443	961,109
Sunrun Inc.(a)	25,391	1,464,553
		9,725,723
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	14,309	1,098,502
Arrow Electronics Inc.(a)	8,355	967,091
CDW Corp./DE	5,740	1,071,371
Cognex Corp.	13,462	1,179,137
Corning Inc.	21,658	770,375
IPG Photonics Corp.(a)(b)	5,118	813,813
Keysight Technologies Inc.(a)	6,947	1,250,599
TE Connectivity Ltd.	7,083	1,034,118
Teledyne Technologies Inc.(a)	2,358	1,059,261
Trimble Inc.(a)	12,882	1,125,500
Zebra Technologies Corp., Class A(a)	2,006	1,071,104
		11,440,871

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 0.4%
Baker Hughes Co.	37,388	$937,691
Halliburton Co.	41,125	1,027,714
Schlumberger NV	27,770	895,860
		2,861,265
Entertainment — 1.5%
Activision Blizzard Inc.	10,053	786,044
AMC Entertainment Holdings Inc., Class A(a)(b)	31,133	1,101,174
Electronic Arts Inc.	6,912	969,408
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	22,977	1,282,117
Live Nation Entertainment Inc.(a)	11,642	1,177,588
Netflix Inc.(a)	1,817	1,254,293
Roku Inc.(a)	3,046	928,726
Take-Two Interactive Software Inc.(a)	5,848	1,058,488
Walt Disney Co. (The)(a)	5,173	874,599
		9,432,437
Equity Real Estate Investment Trusts (REITs) — 5.9%
Alexandria Real Estate Equities Inc.	5,632	1,149,716
American Tower Corp.	3,700	1,043,289
AvalonBay Communities Inc.	4,861	1,150,502
Boston Properties Inc.	8,965	1,018,783
Camden Property Trust	8,118	1,324,046
Crown Castle International Corp.	5,077	915,383
Digital Realty Trust Inc.	6,408	1,011,246
Duke Realty Corp.	21,985	1,236,436
Equinix Inc.	1,307	1,094,051
Equity LifeStyle Properties Inc.	14,398	1,216,775
Equity Residential	13,067	1,128,989
Essex Property Trust Inc.	3,408	1,158,481
Extra Space Storage Inc.	6,746	1,331,458
Healthpeak Properties Inc.	29,513	1,048,007
Host Hotels & Resorts Inc.(a)	57,532	968,264
Invitation Homes Inc.	27,860	1,149,225
Iron Mountain Inc.	22,981	1,048,853
Medical Properties Trust Inc.	47,628	1,015,905
Mid-America Apartment Communities Inc.	6,264	1,279,171
Omega Healthcare Investors Inc.	28,241	829,156
Prologis Inc.	8,082	1,171,567
Public Storage.	3,413	1,133,730
Realty Income Corp.	14,863	1,061,664
Regency Centers Corp.	15,813	1,113,393
SBA Communications Corp.	3,336	1,152,021
Simon Property Group Inc.	7,790	1,141,858
Sun Communities Inc.	6,014	1,178,624
UDR Inc.	21,440	1,190,563
Ventas Inc.	18,008	961,087
VEREIT Inc.	22,338	1,123,601
VICI Properties Inc.	31,643	928,722
Vornado Realty Trust	22,008	938,201
Welltower Inc.	13,164	1,058,386
Weyerhaeuser Co.	25,335	904,966
WP Carey Inc.	13,515	1,042,142
		38,218,261
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	2,341	1,150,695
Kroger Co. (The)	25,797	1,032,396
Sysco Corp.	11,275	867,048
Walgreens Boots Alliance Inc.	17,087	803,431
Walmart Inc.	6,265	936,116
		4,789,686
Security	Shares	Value

Food Products — 1.9%
Archer-Daniels-Midland Co.	14,111	$906,491
Bunge Ltd.	11,157	1,033,584
Campbell Soup Co.	20,087	802,476
Conagra Brands Inc.	26,064	839,261
General Mills Inc.	15,147	936,085
Hershey Co. (The)	5,523	968,458
Hormel Foods Corp.	20,840	881,949
JM Smucker Co. (The)	7,433	913,218
Kellogg Co.	14,673	899,455
Kraft Heinz Co. (The)	21,451	769,876
Lamb Weston Holdings Inc.	12,899	728,149
McCormick & Co. Inc./MD, NVS	10,895	874,106
Mondelez International Inc., Class A	14,764	896,765
Tyson Foods Inc., Class A	11,950	955,641
		12,405,514
Gas Utilities — 0.3%
Atmos Energy Corp.	10,111	931,425
UGI Corp.	23,071	1,001,512
		1,932,937
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	7,653	986,395
ABIOMED Inc.(a)	3,728	1,237,845
Align Technology Inc.(a)	1,689	1,054,561
Baxter International Inc.	11,452	904,250
Becton Dickinson and Co.	3,842	920,505
Boston Scientific Corp.(a)	22,455	968,484
Cooper Companies Inc. (The)	2,529	1,054,391
Danaher Corp.	3,581	1,116,448
DENTSPLY SIRONA Inc.	14,383	822,851
Dexcom Inc.(a)(b)	2,946	1,835,977
Edwards Lifesciences Corp.(a)	10,445	1,251,520
Hologic Inc.(a)	15,761	1,155,439
IDEXX Laboratories Inc.(a)	1,810	1,205,713
Insulet Corp.(a)	4,333	1,343,317
Intuitive Surgical Inc.(a)	3,368	1,216,286
Masimo Corp.(a)	4,698	1,332,071
Medtronic PLC	7,178	860,355
Novocure Ltd.(a)	5,623	576,751
ResMed Inc.	4,944	1,299,827
STERIS PLC	5,012	1,171,505
Stryker Corp.	3,636	967,430
Teleflex Inc.	2,500	892,350
Zimmer Biomet Holdings Inc.	5,763	824,801
		24,999,072
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	8,221	1,003,126
Anthem Inc.	2,323	1,010,807
Cardinal Health Inc.	17,476	835,528
Centene Corp.(a)	13,459	958,819
Cigna Corp.	3,489	745,285
CVS Health Corp.	10,796	963,867
DaVita Inc.(a)	8,018	827,778
HCA Healthcare Inc.	4,424	1,108,035
Henry Schein Inc.(a)	12,456	951,016
Humana Inc.	2,089	967,541
Laboratory Corp. of America Holdings(a)	3,626	1,040,734
McKesson Corp.	4,816	1,001,150
Molina Healthcare Inc.(a)	3,780	1,117,822
Oak Street Health Inc.(a)(b)	17,309	817,504

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics Inc.	7,461	$1,095,126
UnitedHealth Group Inc.	2,123	977,578
Universal Health Services Inc., Class B	6,212	770,909
		16,192,625
Health Care Technology — 0.5%
Cerner Corp.	12,694	943,037
Teladoc Health Inc.(a)(b)	7,118	1,064,782
Veeva Systems Inc., Class A(a)	3,851	1,220,805
		3,228,624
Hotels, Restaurants & Leisure — 3.1%
Airbnb Inc., Class A(a)	6,943	1,184,892
Aramark	26,100	952,128
Booking Holdings Inc.(a)	411	994,941
Caesars Entertainment Inc.(a)	9,758	1,068,111
Carnival Corp.(a)	35,193	779,877
Chipotle Mexican Grill Inc.(a)	718	1,277,343
Darden Restaurants Inc.	7,081	1,020,655
Domino's Pizza Inc.	2,282	1,115,830
DraftKings Inc., Class A(a)(b)	22,651	1,055,310
Expedia Group Inc.(a)	5,751	945,522
Hilton Worldwide Holdings Inc.(a)	7,866	1,132,311
Las Vegas Sands Corp.(a)	16,657	646,458
Marriott International Inc./MD, Class A(a)	6,763	1,082,215
McDonald's Corp.	3,868	949,787
MGM Resorts International	25,339	1,194,987
Royal Caribbean Cruises Ltd.(a)	11,561	976,095
Starbucks Corp.	8,169	866,486
Vail Resorts Inc.	3,135	1,080,666
Wynn Resorts Ltd.(a)	7,936	712,653
Yum! Brands Inc.	8,055	1,006,392
		20,042,659
Household Durables — 1.1%
DR Horton Inc.	10,015	894,039
Garmin Ltd.	6,892	989,691
Lennar Corp., Class A	9,825	981,812
Mohawk Industries Inc.(a)	4,528	802,407
Newell Brands Inc.	34,053	779,473
NVR Inc.(a)	201	983,855
PulteGroup Inc.	17,036	819,091
Whirlpool Corp.	4,041	851,964
		7,102,332
Household Products — 0.7%
Church & Dwight Co. Inc.	11,073	967,337
Clorox Co. (The)	5,376	876,342
Colgate-Palmolive Co.	11,127	847,766
Kimberly-Clark Corp.	7,083	917,178
Procter & Gamble Co. (The)	6,349	907,843
		4,516,466
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	39,192	984,895
Vistra Corp.	63,969	1,253,153
		2,238,048
Industrial Conglomerates — 0.6%
3M Co.	4,428	791,195
General Electric Co	8,657	907,859
Honeywell International Inc.	3,972	868,359
Roper Technologies Inc.	2,185	1,065,996
		3,633,409
Security	Shares	Value

Insurance — 4.7%
Aflac Inc.	16,867	$905,252
Alleghany Corp.(a)	1,415	921,703
Allstate Corp. (The)	6,828	844,419
American Financial Group Inc./OH	7,752	1,054,582
American International Group Inc.	18,386	1,086,429
Aon PLC, Class A	3,664	1,172,187
Arch Capital Group Ltd.(a)	24,441	1,022,123
Arthur J Gallagher & Co.	6,563	1,100,418
Assurant Inc.	6,257	1,009,317
Athene Holding Ltd., Class A(a)	16,098	1,400,687
Brown & Brown Inc.	18,989	1,198,396
Chubb Ltd.	5,502	1,074,981
Cincinnati Financial Corp.	8,152	989,979
Erie Indemnity Co., Class A, NVS	4,950	1,018,759
Everest Re Group Ltd.	3,692	965,458
Fidelity National Financial Inc.	21,331	1,021,968
Globe Life Inc.	9,489	844,711
Hartford Financial Services Group Inc. (The)	14,693	1,071,560
Lincoln National Corp.	14,197	1,024,313
Loews Corp.	16,937	949,657
Markel Corp.(a)	820	1,076,767
Marsh & McLennan Companies Inc.	6,924	1,154,923
MetLife Inc.	14,275	896,470
Principal Financial Group Inc.	14,691	985,619
Progressive Corp. (The)	8,782	833,236
Prudential Financial Inc.	8,791	967,449
RenaissanceRe Holdings Ltd.	6,542	927,656
Travelers Companies Inc. (The)	5,911	950,962
W R Berkley Corp.	12,500	995,000
Willis Towers Watson PLC	3,599	871,966
		30,336,947
Interactive Media & Services — 1.0%
Alphabet Inc., Class A(a)	180	532,965
Alphabet Inc., Class C, NVS(a)	178	527,843
IAC/InterActiveCorp.(a)	4,348	662,505
Match Group Inc.(a)	6,796	1,024,701
Meta Platforms Inc, Class A(a)	2,665	862,314
Pinterest Inc., Class A(a)	16,439	733,837
Snap Inc., Class A, NVS(a)	17,164	902,483
Twitter Inc.(a)	18,070	967,468
		6,214,116
Internet & Direct Marketing Retail — 1.2%
Amazon.com Inc.(a)	251	846,480
Chewy Inc., Class A(a)(b)	13,734	1,041,037
DoorDash Inc., Class A(a)	5,499	1,071,205
eBay Inc.	15,412	1,182,409
Etsy Inc.(a)	5,910	1,481,578
MercadoLibre Inc.(a)	694	1,027,828
Wayfair Inc., Class A(a)(b)	3,178	791,640
		7,442,177
IT Services — 4.4%
Accenture PLC, Class A	3,116	1,117,990
Akamai Technologies Inc.(a)(b)	8,654	912,651
Automatic Data Processing Inc.	4,749	1,066,103
Broadridge Financial Solutions Inc.	6,037	1,077,061
Cloudflare Inc., Class A(a)	13,746	2,676,621
Cognizant Technology Solutions Corp., Class A	13,510	1,054,996
EPAM Systems Inc.(a)	2,160	1,454,198
Fidelity National Information Services Inc.	6,170	683,266

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fiserv Inc.(a)(b)	8,211	$808,701
FleetCor Technologies Inc.(a)	3,589	887,954
Gartner Inc.(a)	4,265	1,415,596
Global Payments Inc.	4,758	680,346
GoDaddy Inc., Class A(a)	12,239	846,572
International Business Machines Corp.	6,251	782,000
Jack Henry & Associates Inc.	6,377	1,061,643
Mastercard Inc., Class A	2,400	805,248
MongoDB Inc.(a)	3,746	1,952,752
Okta Inc.(a)	4,288	1,059,908
Paychex Inc.	9,559	1,178,434
PayPal Holdings Inc.(a)	3,598	836,859
Snowflake Inc., Class A(a)	4,436	1,569,634
Square Inc., Class A(a)	4,540	1,155,430
Twilio Inc., Class A(a)	3,159	920,406
VeriSign Inc.(a)	4,421	984,424
Visa Inc., Class A	3,819	808,750
Western Union Co. (The)	40,457	737,127
		28,534,670
Leisure Products — 0.3%
Hasbro Inc.	10,375	993,510
Peloton Interactive Inc., Class A(a)	10,444	954,999
		1,948,509
Life Sciences Tools & Services — 2.6%
10X Genomics Inc., Class A(a)	6,875	1,108,731
Agilent Technologies Inc.	7,320	1,152,827
Avantor Inc.(a)	31,825	1,285,093
Bio-Rad Laboratories Inc., Class A(a)	1,669	1,326,321
Bio-Techne Corp.	2,552	1,336,355
Charles River Laboratories International Inc.(a)	3,055	1,370,717
Illumina Inc.(a)	2,476	1,027,689
IQVIA Holdings Inc.(a)	4,095	1,070,515
Mettler-Toledo International Inc.(a)	762	1,128,431
PerkinElmer Inc.	6,891	1,218,949
PPD Inc.(a)	21,431	1,010,900
Thermo Fisher Scientific Inc.	1,982	1,254,745
Waters Corp.(a)	3,162	1,162,193
West Pharmaceutical Services Inc.	2,972	1,277,603
		16,731,069
Machinery — 2.6%
Caterpillar Inc.	3,707	756,265
Cummins Inc.	3,584	859,587
Deere & Co.	2,374	812,644
Dover Corp.	6,471	1,094,117
Fortive Corp.	13,769	1,042,451
IDEX Corp.	4,412	981,979
Illinois Tool Works Inc.	3,909	890,744
Ingersoll Rand Inc.(a)	20,083	1,079,662
Nordson Corp.	4,907	1,247,408
Otis Worldwide Corp.	12,081	970,225
PACCAR Inc.	10,204	914,482
Parker-Hannifin Corp.	2,999	889,473
Pentair PLC	14,763	1,092,019
Snap-on Inc.	3,938	800,320
Stanley Black & Decker Inc.	4,448	799,439
Westinghouse Air Brake Technologies Corp.	12,320	1,117,794
Xylem Inc./NY	8,316	1,085,986
		16,434,595

Security	Shares	Value

Media — 2.0%
Altice USA Inc., Class A(a)	26,577	$433,205
Cable One Inc.	584	999,347
Charter Communications Inc., Class A(a)	1,322	892,205
Comcast Corp., Class A	15,900	817,737
Discovery Inc., Class A(a)(b)	10,653	249,706
Discovery Inc., Class C, NVS(a)	19,813	446,981
DISH Network Corp., Class A(a)	21,505	883,210
Fox Corp., Class A, NVS	18,320	728,037
Fox Corp., Class B	8,411	310,870
Interpublic Group of Companies Inc. (The)	30,659	1,121,200
Liberty Broadband Corp., Class A(a)	803	129,098
Liberty Broadband Corp., Class C, NVS(a)	5,078	824,921
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	8,004	398,439
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	16,106	794,348
News Corp., Class A, NVS	36,788	842,445
Omnicom Group Inc.	11,823	804,910
Sirius XM Holdings Inc.(b)	165,412	1,007,359
ViacomCBS Inc., Class B, NVS	25,289	915,968
		12,599,986
Metals & Mining — 0.5%
Freeport-McMoRan Inc.	21,132	797,099
Newmont Corp.	12,686	685,044
Nucor Corp.	9,060	1,011,549
Steel Dynamics Inc.	15,426	1,019,350
		3,513,042
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	55,518	883,846
Annaly Capital Management Inc.	108,869	921,032
		1,804,878
Multi-Utilities — 1.5%
Ameren Corp.	11,736	989,227
CenterPoint Energy Inc.	39,749	1,035,064
CMS Energy Corp.	15,620	942,667
Consolidated Edison Inc.	12,297	927,194
Dominion Energy Inc.	12,013	912,147
DTE Energy Co.	6,859	777,468
NiSource Inc.	39,610	977,179
Public Service Enterprise Group Inc.	15,442	985,200
Sempra Energy	6,891	879,498
WEC Energy Group Inc.	10,042	904,382
		9,330,026
Multiline Retail — 0.5%
Dollar General Corp.	4,631	1,025,859
Dollar Tree Inc.(a)	8,815	949,905
Target Corp.	4,350	1,129,347
		3,105,111
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy Inc.(a)	11,631	1,202,645
Chevron Corp.	8,033	919,698
ConocoPhillips	15,908	1,184,987
Coterra Energy Inc.	49,977	1,065,510
Devon Energy Corp.	36,237	1,452,379
EOG Resources Inc.	11,093	1,025,659
Exxon Mobil Corp.	14,197	915,281
Hess Corp.	11,201	924,867
Kinder Morgan Inc.	50,487	845,657
Marathon Petroleum Corp.	15,487	1,021,058
Occidental Petroleum Corp.	36,863	1,236,016
ONEOK Inc.	17,663	1,123,720

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66	10,747	$803,661
Pioneer Natural Resources Co.	5,944	1,111,409
Valero Energy Corp.	11,738	907,699
Williams Companies Inc. (The)	36,229	1,017,673
		16,757,919
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	3,079	998,612

Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	13,818	806,971
Catalent Inc.(a)	9,656	1,331,176
Elanco Animal Health Inc.(a)	28,130	924,914
Eli Lilly & Co.	4,579	1,166,546
Jazz Pharmaceuticals PLC(a)	5,670	754,337
Johnson & Johnson	5,077	826,942
Merck & Co. Inc.	11,158	982,462
Pfizer Inc.	22,171	969,760
Royalty Pharma PLC, Class A	23,855	942,988
Viatris Inc.	60,629	809,397
Zoetis Inc.	5,428	1,173,534
		10,689,027
Professional Services — 1.7%
Booz Allen Hamilton Holding Corp.	12,037	1,045,534
Clarivate PLC(a)	34,605	811,487
CoStar Group Inc.(a)	11,699	1,006,699
Equifax Inc.	4,066	1,128,031
IHS Markit Ltd.	9,171	1,198,833
Jacobs Engineering Group Inc.	7,073	993,191
Leidos Holdings Inc.	9,585	958,308
Robert Half International Inc.	11,242	1,271,133
TransUnion.	9,065	1,045,104
Verisk Analytics Inc.	5,571	1,171,414
		10,629,734
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	11,123	1,157,682
Zillow Group Inc., Class A(a)	2,457	259,754
Zillow Group Inc., Class C, NVS(a)	6,291	651,936
		2,069,372
Road & Rail — 1.6%
AMERCO	1,613	1,188,765
CSX Corp.	27,696	1,001,764
JB Hunt Transport Services Inc.	5,570	1,098,348
Kansas City Southern	3,240	1,005,210
Knight-Swift Transportation Holdings Inc.	20,830	1,180,853
Lyft Inc., Class A(a)	19,883	912,033
Norfolk Southern Corp.	3,261	955,636
Old Dominion Freight Line Inc.	3,558	1,214,523
Uber Technologies Inc.(a)	19,410	850,546
Union Pacific Corp.	4,026	971,877
		10,379,555
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices Inc.(a)	12,341	1,483,758
Analog Devices Inc.	13,023	2,259,360
Applied Materials Inc.	7,372	1,007,384
Broadcom Inc.	2,046	1,087,797
Enphase Energy Inc.(a)	8,366	1,937,817
Intel Corp.	16,061	786,989
KLA Corp.	3,166	1,180,158
Lam Research Corp.	1,558	878,042
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Inc.	22,376	$1,532,756
Microchip Technology Inc.	13,278	983,767
Micron Technology Inc.	11,441	790,573
Monolithic Power Systems Inc.	3,186	1,674,116
NVIDIA Corp.	6,169	1,577,228
NXP Semiconductors NV	4,913	986,825
ON Semiconductor Corp.(a)	26,978	1,296,832
Qorvo Inc.(a)	5,714	961,266
QUALCOMM Inc.	6,965	926,624
Skyworks Solutions Inc.	5,884	983,393
SolarEdge Technologies Inc.(a)(b)	4,611	1,635,430
Teradyne Inc.	8,163	1,128,453
Texas Instruments Inc.	4,955	928,963
Xilinx Inc.	8,170	1,470,600
		27,498,131
Software — 8.2%
Adobe Inc.(a)	1,832	1,191,460
ANSYS Inc.(a)	3,009	1,142,156
Autodesk Inc.(a)	3,396	1,078,604
Avalara Inc.(a)	8,328	1,496,042
Bentley Systems Inc., Class B(b)	19,876	1,175,665
Black Knight Inc.(a)	14,002	981,680
Cadence Design Systems Inc.(a)	7,848	1,358,567
Ceridian HCM Holding Inc.(a)	11,361	1,422,965
Citrix Systems Inc.	8,508	805,963
Coupa Software Inc.(a)	4,377	996,643
Crowdstrike Holdings Inc., Class A(a)	5,041	1,420,554
Datadog Inc., Class A(a)	11,937	1,994,076
DocuSign Inc.(a)	5,133	1,428,463
Dropbox Inc., Class A(a)	38,632	1,177,890
Dynatrace Inc.(a)	21,393	1,604,475
Fair Isaac Corp.(a)	2,028	807,550
Fortinet Inc.(a)(b)	4,676	1,572,726
Guidewire Software Inc.(a)(b)	11,075	1,392,460
HubSpot Inc.(a)	2,017	1,634,234
Intuit Inc.	2,174	1,360,902
Microsoft Corp.	3,348	1,110,264
NortonLifeLock Inc.	37,947	965,751
Oracle Corp.	11,228	1,077,214
Palantir Technologies Inc., Class A(a)	46,729	1,209,346
Palo Alto Networks Inc.(a)	2,857	1,454,470
Paycom Software Inc.(a)	3,035	1,662,725
PTC Inc.(a)	7,748	986,708
RingCentral Inc., Class A(a)	4,153	1,012,418
salesforce.com Inc.(a)	5,984	1,793,345
ServiceNow Inc.(a)	2,024	1,412,266
Splunk Inc.(a)(b)	8,554	1,409,870
SS&C Technologies Holdings Inc.	13,248	1,052,819
Synopsys Inc.(a)	4,033	1,343,715
Trade Desk Inc. (The), Class A(a)(b)	19,149	1,434,452
Tyler Technologies Inc.(a)	2,525	1,371,630
Unity Software Inc.(a)	11,230	1,699,211
VMware Inc., Class A(a)	5,690	863,173
Workday Inc., Class A(a)	4,080	1,183,118
Zendesk Inc.(a)	7,461	759,530
Zoom Video Communications Inc., Class A(a)	2,968	815,161
Zscaler Inc.(a)	5,977	1,905,826
		52,566,087

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 2.2%
Advance Auto Parts Inc.	4,885	$1,101,665
AutoZone Inc.(a)	623	1,111,955
Bath & Body Works Inc.	13,902	960,489
Best Buy Co. Inc.	8,016	979,876
Burlington Stores Inc.(a)	2,903	802,070
CarMax Inc.(a)	7,861	1,076,328
Carvana Co.(a)	4,329	1,312,466
Home Depot Inc. (The)	2,738	1,017,824
Lowe's Companies Inc.	4,660	1,089,601
O'Reilly Automotive Inc.(a)	1,717	1,068,523
Ross Stores Inc.	7,355	832,586
TJX Companies Inc. (The)	12,793	837,814
Tractor Supply Co.	5,238	1,137,537
Ulta Beauty Inc.(a)	2,977	1,093,631
		14,422,365
Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.	6,490	972,202
Dell Technologies Inc., Class C(a)	9,448	1,039,185
Hewlett Packard Enterprise Co.	59,009	864,482
HP Inc.	28,749	871,957
NetApp Inc.	12,566	1,122,144
Seagate Technology Holdings PLC	9,352	832,983
Western Digital Corp.(a)	12,783	668,423
		6,371,376
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica Inc.(a)	3,023	1,408,748
Nike Inc., Class B	6,511	1,089,225
VF Corp.	11,072	806,928
		3,304,901
Tobacco — 0.3%
Altria Group Inc.	18,305	807,433
Philip Morris International Inc.	9,268	876,197
		1,683,630
Trading Companies & Distributors — 0.5%
Fastenal Co.	17,893	1,021,333
Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)	2,847	$1,079,326
WW Grainger Inc.	2,076	961,416
		3,062,075
Water Utilities — 0.3%
American Water Works Co. Inc.	6,407	1,115,971
Essential Utilities Inc.	21,702	1,021,513
		2,137,484
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	6,418	738,263

Total Common Stocks — 99.7%
(Cost: $585,824,323)		640,750,433

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	16,457,457	16,465,685
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,620,000	1,620,000
		18,085,685
Total Short-Term Investments — 2.8%
(Cost: $18,077,723)		18,085,685

Total Investments in Securities — 102.5%
(Cost: $603,902,046)		658,836,118

Other Assets, Less Liabilities — (2.5)%		(16,083,664)

Net Assets — 100.0%		$642,752,454

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,463,456	$—	$(3,997,770	)(a)	$—	$(1)	$16,465,685	16,457,457	$9,583	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,980,000	—	(360,000	)(a)	—	—	1,620,000	1,620,000	18		—
BlackRock Inc.	1,005,050	78,509	(166,426)		37,080	49,628	1,003,841	1,064	4,242		—
					$37,080	$49,627	$19,089,526		$13,843		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
October 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	8	12/17/21	$340	$9,280
S&P 500 E-Mini Index	6	12/17/21	1,379	33,607
S&P Mid 400 E-Mini Index	1	12/17/21	279	8,386
				$51,273

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$640,750,433	$—	$—	$640,750,433
Money Market Funds	18,085,685	—	—	18,085,685
	$658,836,118	$—	$—	$658,836,118
Derivative financial instruments(a)
Assets
Futures Contracts.	$51,273	$—	$—	$51,273

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS           Non-Voting Shares